Expense Example, No Redemption - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 30%	Nov. 29, 2022 USD ($)
Fidelity Advisor Asset Manager 30% - Class A
Expense Example, No Redemption:
1 Year	$ 654
3 Years	822
5 Years	1,004
10 Years	1,530
Fidelity Advisor Asset Manager 30% - Class C
Expense Example, No Redemption:
1 Year	162
3 Years	502
5 Years	866
10 Years	1,683
Fidelity Advisor Asset Manager 30% - Class M
Expense Example, No Redemption:
1 Year	456
3 Years	681
5 Years	925
10 Years	1,621
Fidelity Advisor Asset Manager 30% - Class I
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	689
Fidelity Advisor Asset Manager 30% - Class Z
Expense Example, No Redemption:
1 Year	50
3 Years	157
5 Years	274
10 Years	$ 616